Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,500	$ 1,369
Our share of:
Net income (loss)	91	67
Other comprehensive income (loss)	7	(31)
Total comprehensive income (loss)	$ 98	$ 36